CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net Income (Loss)	$ (3,230,222)	$ 720,182	$ (8,338,026)	$ (24,436,566)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	510,033	285,883	1,600,246	386,282
Amortization of debt discount	35,584	33,914	152,958	11,278
(Increase) decrease in cash surrender value of officers' life insurance	(12,266)	(5,847)	170,843	78,051
(Income) loss from change in value of derivatives	(1,260,549)	(1,343,447)	(3,644,594)	10,344,753
Deferred income taxes	0	(2,260,270)	(2,427,733)	0
Stock option / warrant compensation expense	358,409	327,750	1,413,353	794,901
Gain on sale of assets	0	(79,327)	(79,327)	0
Impairment of goodwill and intangible assets	0	0	0	6,793,024
Changes in operating assets and liabilities:
Increase in accounts receivable	(3,034,674)	(3,862,406)	10,136,988	(290,395)
Decrease (increase) in marketable securities	(951)	3,049	5,497	(2,353)
Decrease in costs and estimated earnings in excess of billings	159,598	61,014	343,021	286,432
Decrease (increase) in prepaid expenses	61,307	(44,045)	(85,953)	(223,743)
Increase in deposits and other assets	(19,549)	(580,561)	(5,620)	(101,452)
Increase (decrease) in accounts payable and accrued expenses	1,233,566	(1,927,081)	(4,374,677)	390,847
Increase (decrease) in factored receivables obligation	1,393,410	2,205,708	(6,488,748)	0
(Decrease) increase in billings in excess of costs and estimated earnings	(73,476)	(410,088)	(773,918)	434,709
Net cash used in operating activities	(3,879,780)	(6,875,572)	(12,395,690)	(5,534,232)
Cash flows from investing activities:
Cash paid in acquisitions net of cash acquired	0	(1,368,825)	(1,368,825)	0
Proceeds on sale of assets	0	99,828	99,828	0
Purchases of property and equipment and construction in progress	(334,973)	(107,126)	(2,507,024)	(243,587)
Net cash used in investing activities	(334,973)	(1,376,123)	(3,776,021)	(243,587)
Cash flows from financing activities:
Warrants and Options Exercised	1,270,782	1,246,580	2,906,365	461,884
Common stock issuances	5,331,444	11,294,449	13,159,899	0
Net payments on long-term debt	0	0	(1,533)	(1,500)
Issuance of Convertible Notes and Warrants	0	0	0	1,800,000
Net payments of Notes Payable	0	0	0	(2,721,239)
Net cash provided for by (used in) financing activities	6,602,226	12,541,029	16,064,731	(460,855)
Effects of foreign exchange rate changes	(14,814)	0	137,563	0
Net increase (decrese) in cash	2,372,659	4,289,334	30,583	(6,238,674)
Cash - beginning of period	795,682	765,099	765,099	7,003,773
Cash - end of period	3,168,341	5,054,433	795,682	765,099
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest	14,290	104,010	602,138	44,066
Income taxes	51,905	1,046,259	1,169,584	0
Summary of non-cash investing and financing activities:
Issuance of 10,000,000 shares of common stock in IPSA International, Inc. acquisition	0	13,300,000	13,300,000	0
Issuance of common stock for dividend payment on preferred stock	6,857	406,372	406,372	941,880
Reclassification of Derivative warrant liability to equity	569,492	622,646	3,697,944	420,507
Fair Value of warrants issued to induce exercise of Series D warrants	84,525	0	0	0
Fair Value of derivative features issued to Qualified Purchasers	599,228	0	0	0
Stock options issued for assets purchased	0	0	0	216,663
Issuance of 214,287 shares of common stock for principal (in the amount of $200,000) and interest payments (in the amount of $40,000) on convertible notes	0	0	240,000	0
Issuance of 160,000 stock warrants in connection with 10% Convertible Notes Extension	$ 0	$ 0	$ 83,031	$ 0